SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-          SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, income taxes, deferred taxes and liabilities, share-based compensation cost, as well as in estimates used in applying the revenue recognition policy. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, have been eliminated upon consolidation.

c.	Financial statements in U.S. dollars:

A majority of the Company's revenues are generated in U.S. dollars. In addition, the equity investments were in U.S. dollars and substantial portion of the Company costs are incurred in U.S dollars. The Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S dollar.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are remeasured into U.S. dollars in accordance with Statement of the Accounting Standard Codification ("ACS") No. 830 "Foreign Currency Matters" ("ASC No. 830"). All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of comprehensive loss as financial income or expenses, as appropriate.

The functional currency of the U.S. Subsidiary is the U.S. dollar.

The functional currency of the Lithuanian Subsidiary and the Luxembourgian Subsidiary is the U.S. dollar as these subsidiaries' revenues, intercompany transaction, budget and financing are denominated in U.S. dollars.

The functional currency of the Brazilian Subsidiary is the Brazilian Real ("BRL"). The Brazilian Subsidiary commenced its operations in 2012. All amounts on the Brazilian Subsidiary's balance sheets have been translated into the U.S. dollar using the exchange rates in effect on the relevant balance sheet dates. All amounts in the Brazilian Subsidiary's statements of operations have been translated into the U.S. dollar using the average exchange rate for the respective period on which those transactions are recorded. The resulting translation adjustments were not reported as a component in comprehensive income (loss) statement as of December 31, 2012, due to immateriality.

d.	Cash and cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.

e.
Restricted deposits:

Restricted deposits are deposits with maturities of up to one year. As of December 31, 2012 and 2013 the Company's bank deposits were in U.S. dollars and New Israel Shekels (ILS) and bore interest at weighted average interest rates of 0.38% and 0.22%, respectively. Restricted deposits are presented at their cost, including accrued interest. These deposits are used as security for the rental of premises, for the Company's credit cards, and as a security for the Company's hedging activities.

f.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and electronic equipment	15 - 33
Office furniture and equipment	6 - 14
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

g.	Long-lived assets:

The long-lived assets of the Company and its subsidiaries are reviewed for impairment in accordance with ASC No. 360, "Property, Plant and Equipment" ("ASC No. 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended 2011, 2012 and 2013, no impairment losses have been identified.

h.	Derivatives instruments:

ASC No. 815, "Derivative and Hedging", requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Derivative instruments designated as hedging instruments:

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive loss and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

To hedge against the risk of overall changes in cash flows resulting from foreign currency salary payments during the year, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted salary expenses denominated in ILS. These option contracts are designated as cash flow hedges, as defined by ASC 815, and are all effective, based on third party valuation.

As of December 31, 2013, the amount recorded in accumulated other comprehensive income from the Company's currency option transactions is $ 33. Such amount will be recorded in the Company's earnings during 2014. At December 31, 2013, the notional amounts of foreign exchange options contracts into which the Company entered were $ 11,997. The foreign exchange forward and options contracts will expire through June 2014.

Derivative instruments not designated as hedging instruments:

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward and option transactions to economically hedge a portion of its payments in ILS and certain revenue transactions in Euros and British pounds. Gains and losses related to such derivative instruments are recorded in financial expenses, net. At December 31, 2013, the notional amounts of foreign exchange forward and options contracts into which the Company entered were $ 18,818 and $ 1,400, respectively. The foreign exchange forward and option transactions will expire through November 2014.

The fair value of derivative instruments as of December 31, 2012 totaled $ 436, and is presented as part of prepaid expenses and other current assets. The net fair value of derivative instruments balance as of December 31, 2013 totaled $ 314, and is presented on a gross basis as prepaid expenses and other current assets in the amount of $ 160 and as accrued expenses and other current liabilities in the amount of $ 474.

In the years ended December 31, 2011, 2012 and 2013, the Company recorded net financial income (expenses) from hedging transactions in the amount of $ (239), $ 485 and $ (102), respectively.

i.	Severance pay:

The Israeli Severance Pay Law, 1963 ("Severance Pay Law"), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof.

The majority of the Company's liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law ("Section 14"). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, continued on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

For the Company's employees in Israel who are not subject to section 14, the Company calculated the liability for severance pay pursuant to the Severance Pay Law based on the most recent salary of these employees multiplied by the number of years of employment as of the balance sheet date. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset on the Company's balance sheet.

Severance expense for the years ended December 31, 2011, 2012 and 2013, amounted to $ 881, $ 1,117 and $ 1,727, respectively.

j.	U.S. employees defined contribution plan:

The U.S. Subsidiary has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 100%, but generally not greater than $ 17 per year (for certain employees over 50 years of age the maximum contribution is $ 22 per year), of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits.

The U.S. Subsidiary matches 4% of employee contributions up to the plan with no limitation. During the year ended December 31, 2012 and 2013, the U.S. Subsidiary recorded expenses for matching contributions in amounts of $ 41 and $ 71, respectively. No expenses for matching contributions were recorded in 2011.

k.	Revenue recognition:

The Company provided an online platform that enables users to create websites using Flash and HTML5 technology and generates revenues primarily from services related to such websites. The Company also offers its users the ability to purchase and manage domain name and software apps that can be integrated as add-ons to their websites.

The Company recognizes revenues in accordance with ASC No. 605-10-S99, (SEC Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition"), when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered to the customer, (iii) the fee is fixed or determinable, and (iv) collectability is reasonably assured.

Revenues related to services for websites and purchase and registration of domain names are recognized ratably over the term of the service period. Revenues related to software applications, developed by third party app developers are recognized when earned. The Company accounts for such sales on a net basis by recognizing the commission it retains from each sale. The portion of the gross amount billed to customers that is remitted by the Company to third-party app developers is not reflected in the Company's consolidated statements of operations and comprehensive loss.

The Company offers a 14-day money back guaranty ("Guaranty Period"). The Company considers such amount collected from new premium subscriptions as customer deposits until the end of the 14-day trial period. Revenues are recognized once the Guaranty Period has expired.

Although, in general, the Company does not grant rights of refund, there are certain instances where such refunds occur. Since the Company collects most of its revenues via online credit card billing, a small portion of its users elect to chargeback due to disputes over the credit card statements and/or claims of false transaction, and accordingly ask for refunds. The Company maintains a provision for chargebacks and refunds in accordance with ASC No. 605, "Revenue Recognition", which is estimated, based primarily on historical experience as well as management judgment, and is recorded through a reduction of revenue.

Deferred service revenues primarily include unearned amounts received from customers but not recognized as revenues.

Part of the Company's revenue transaction includes multiple elements within a single contract if it is determined that multiple units of accounting exist.

Commencing January 1, 2011, the Company adopted Accounting Standards Update ("ASU") No. 2009-13, "Multiple-Deliverable Revenue Arrangements, (amendments to ASC Topic 605, Revenue Recognition)" ("ASU No. 2009-13") . ASU No. 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendments eliminate the residual method of revenue allocation and require revenue to be allocated using the relative selling price method.

The primary types of transactions in which the Company engages for which ASU No. 2009-13 is applicable are agreements that include multiple elements which are delivered at different points in time. Such elements may include some or all of the following:

-	Services for websites;
-	Purchase and registration of domain name; and
-        Third-party developed application.

The Company considers the sale of each of the above stated elements in bundled agreement to be separate unit of accounting for the arrangement and defers the relative selling price of the undelivered element to the period in which revenue is earned.

Pursuant to the guidance under ASU No. 2009-13, when a sales arrangement contains multiple elements, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its VSOE if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. VSOE of selling price is based on the price charged when the element is sold separately. In determining VSOE, it is required that a substantial majority of the selling prices fall within a reasonable range based on historical discounting trends for specific services. TPE of selling price is established by evaluating largely interchangeable competitor services in stand-alone sales to similarly situated customers.

Website services are sold separately and therefore the selling price is based on VSOE. Domain name registrations were sold separately in 2012 and 2013 and therefore the selling price is based on VSOE. Domain name registrations were also sold separately in 2011 and, based on the absolute and relative small number of transactions in 2011, VSOE could not be established and, therefore, the selling price was based on TPE. The change in 2012 from TPE to VSOE was considered a change in accounting estimate in accordance with ASC 250-50-4, "Accounting Change and Error Corrections", which did not affect the Company`s income or related per-share amounts.

l.	Research and development costs:

Research and development costs are charged to the statements of operations and comprehensive loss as incurred. ASC 985-20, "Software- Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

m.	Advertising expenses:

Advertising expenses consist primarily of cost-per click expenses, social networking expenses, marketing campaigns and display advertisements. Advertising expenses are charged to the statement of operations and comprehensive loss, as incurred. Advertising expenses for the years ended December 31, 2011, 2012 and 2013 amounted to $ 15,914, $ 21,473 and $ 40,994, respectively.

n.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC No. 718"). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations and comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company selected the Black-Scholes option-pricing model as the most appropriate fair value method for its option awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected share price, volatility and the expected option term.

The fair value of ordinary share underlying the options has historically been determined by management and approved by the Company's board of directors. Because there has been no public market for the Company's ordinary shares, the management has determined fair value of an ordinary share at the time of grant of the option by considering a number of objective and subjective factors including financing investment rounds, operating and financial performance, the lack of liquidity of share capital and general and industry specific economic outlook, amongst other factors. The fair value of the underlying ordinary shares will be determined by the management until such time as the Company's ordinary shares are listed on an established stock exchange. The Company's management determined the fair value of ordinary shares based on valuations performed using the Option Pricing Method ("OPM") for the years ended December 31, 2011 and 2012 and for the period from January 1, 2013 and up to November 6, 2013. From November 6, 2013 the ordinary shares is publicly traded.

The Company applies ASC No. 718 and ASC No. 505-50 "Equity Based Payments to Non-Employees" ("ASC No. 505-50") with respect to options and warrants issued to non-employees consultants. ASC No. 718 requires the use of option valuation models to measure the fair value of the options and warrants at the date of grant.

o.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes". This codification prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and for carry-forward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences, if not related to an asset or liability for financial reporting.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740, "Income Taxes". Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Accordingly, the Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in tax expense. The Company did not record a provision due to immateriality.

p.	Basic and diluted net loss per share:

The Company applies the two class method as required by ASC No. 260-10, "Earnings Per Share" ("ASC No. 260-10"). ASC 260-10 requires the income or loss per share for each class of shares (ordinary and preferred shares) to be calculated assuming 100% of the Company's earnings are distributed as dividends to each class of shares based on their contractual rights. No dividends were declared or paid during the reported periods.

According to the provisions of ASC No. 260-10, the Company's preferred shares are not participating securities in losses and, therefore, are not included in the computation of net loss per share.

Basic and diluted net loss per share is computed based on the weighted-average number of shares of ordinary shares outstanding during each year. Diluted loss per share is computed based on the weighted average number of ordinary shares outstanding during the period, plus dilutive potential shares considered outstanding during the period, in accordance with ASC 260-10. Basic and diluted net loss per share of ordinary shares was the same for each period presented as the inclusion of all potential ordinary shares outstanding was anti-dilutive.

For the years ended December 31, 2011, 2012 and 2013, all outstanding preferred shares, options and warrants have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive and the total preferred shares and options that have been excluded from the calculations was 13,758,838, 14,085,718 and 14,913,523, respectively.

q.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with Accounting Standards Codification No. 220, "Comprehensive Income"("ASC No. 220"). This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to shareholders.

The Company has determined that its items of comprehensive loss relate to loss on unrealized gain from foreign currency translation adjustments offset by income on hedging derivatives instruments.

The total accumulated other comprehensive loss, net was comprised as follows:

	Year ended December 31,
	2011	2012	2013

Accumulated foreign currency translation differences	$-	$-	$(296)
Accumulated income on derivative	-	-	33

Total accumulated other comprehensive loss, net	$-	$-	$(263)

For the year ended December 31, 2012, the Company determined that its items of comprehensive income (loss) relate to functional currency translation of the Brazilian Subsidiary, the resulting translation adjustments were not reported as a component of other comprehensive loss in shareholders' equity (deficiency), due to immateriality.

r.	Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and restricted deposits.

The majority of the Company's and its subsidiaries' cash and cash equivalents and restricted deposits are invested with major bank in Israel, Brazil and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand and, therefore, bear minimal risk.

s.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Company in estimating the fair value of their financial instruments:

The carrying values of cash and cash equivalents, restricted deposits, trade receivables, prepaid expenses and other current assets, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate fair values due to the short-term maturities of these instruments.

The Company applies ASC No. 820, "Fair Value Measurements and Disclosures" ("ASC No. 820"), with respect to fair value measurements of all financial assets and liabilities.

The fair value of foreign currency contracts (used for hedging purposes) is estimated by obtaining current quotes from banks and third party valuations.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a   liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -
Unobservable inputs which are supported by little or no market activity. The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC 820, the Company measures its foreign currency derivative contracts, at fair value using the market approach valuation technique. Foreign currency derivative contracts as detailed in note 2.h are classified within Level 2 value hierarchy, as the valuation inputs are based on quoted prices and market observable data of similar instruments.